Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Net operating losses	$ 4,678	$ 6,609
Property, plant and equipment	637	123
Total deferred tax assets	5,315	6,732
Less: valuation allowance	(5,315)	(6,732)	$ (10,125)	$ (5,960)
Deferred tax assets
Net deferred tax assets